Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Risk free rate	1.265%
Volatility of assets	60.00%
Total derivative liabilities -warrants (in Dollars)	$ 1,261	$ 359
Convertible Securities Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)	$ 3
Risk free rate	1.265%
Volatility of assets	60.00%
Expected dividend yield	0.00%
Convertible Securities Warrants [Member] | Bottom of range [member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Expected Term	21 days
Convertible Securities Warrants [Member] | Top of range [member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Expected Term	3 years
Rubini Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)	$ 47
Risk free rate	1.265%
Volatility of assets	60.00%
Expected Term	4 years
Expected dividend yield	0.00%
Alpha Capital warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)	$ 37
Risk free rate	1.265%
Volatility of assets	60.00%
Expected Term	4 years
Expected dividend yield	0.00%
Lind Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of measurement applied using a Mont -Carlo simulation model [Line Items]
Fair Value (in Dollars)	$ 1,174
Risk free rate	1.265%
Volatility of assets	60.00%
Expected Term	5 years
Expected dividend yield	0.00%